BUSINESS COMBINATION (Acquisition of NQ Shenzhen, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
NQ Shenzhen [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Cash consideration				809
Share consideration, fair value of shares				2,125
Net revenues					297
Net losses					19
NQ Shenzhen [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				243
Identified intangible assets, estimated useful life				3 years
NQ Shenzhen [Member] | Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				356
Identified intangible assets, estimated useful life				5 years
NQ Shenzhen [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				1,314,815
Share consideration, fair value of shares				$ 2,125